LONG-TERM DEBT - OTHERS (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) - TPSCo [Member] $ in Thousands, ¥ in Billions	Sep. 23, 2023 USD ($)	Sep. 23, 2023 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)
Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal | $			$ 78,000
Fixed interest rate			1.95%	1.95%
2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | $	$ 25,000
Fixed interest rate	1.95%	1.95%
JPY [Member] | Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥				¥ 11.0
JPY [Member] | 2023 JP Loan [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥		¥ 3.5